Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 93.8%
	Aerospace & Defense: 1.9%
1,061,975	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.500%, (US0006M + 3.500%), 01/17/27	$1,062,971	0.2
1,288,525	Amentum Government Services Holdings LLC Term Loan B, 3.647%, (US0001M + 3.500%), 02/01/27	1,286,914	0.2
996,914	American Airlines, Inc. 2018 Term Loan B, 1.898%, (US0001M + 1.750%), 06/27/25	834,203	0.1
388,050	Delta Air Lines, Inc. 2020 GSR Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/23	395,023	0.1
1,974,289	KBR, Inc. 2020 Term Loan B, 2.896%, (US0001M + 2.750%), 02/05/27	1,974,289	0.4
2,246,428	Maxar Technologies Ltd. Term Loan B, 2.900%, (US0001M + 2.750%), 10/04/24	2,219,285	0.4
698,133	Science Applications International Corporation 2020 Incremental Term Loan B, 2.397%, (US0001M + 2.250%), 03/12/27	698,570	0.1
1,010,000	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/27	1,049,264	0.2
970,075	TransDigm, Inc. 2020 Term Loan E, 2.397%, (US0001M + 2.250%), 05/30/25	953,099	0.2
		10,473,618	1.9

	Auto Components: 0.3%
1,551,491	Broadstreet Partners, Inc. 2020 Term Loan B, 3.397%, (US0001M + 3.250%), 01/27/27	1,529,576	0.3

	Automotive: 3.3%
664,518	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/24	656,627	0.1
1,365,000	Autokiniton US Holdings, Inc. Term Loan, 5.750%, (US0001M + 5.750%), 05/22/25	1,358,175	0.2
807,877	Belron Finance US LLC 2018 Term Loan B, 2.464%, (US0003M + 2.250%), 11/13/25	808,887	0.1
1,255,388	Belron Finance US LLC 2019 USD Term Loan B, 2.464%, (US0003M + 2.250%), 10/30/26	1,256,957	0.2
305,585	Belron Finance US LLC USD Term Loan B, 2.463%, (US0003M + 2.250%), 11/07/24	305,967	0.1
2,669,509	Clarios Global LP USD Term Loan B, 3.647%, (US0001M + 3.500%), 04/30/26	2,662,835	0.5
594,000	Dealer Tire, LLC 2020 Term Loan B, 4.397%, (US0001M + 4.250%), 12/12/25	591,525	0.1
2,058,054	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/24	2,055,482	0.4
1,423,295	Holley Purchaser, Inc. Term Loan B, 5.214%, (US0003M + 5.000%), 10/24/25	1,394,829	0.3
1,044,717	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/26	1,026,870	0.2
1,395,000	Les Schwab Tire Centers Term Loan B, 4.250%, (US0003M + 3.500%), 11/02/27	1,396,744	0.3
994,963	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 3.402%, (US0001M + 3.250%), 05/14/26	973,696	0.2
1,488,432	Truck Hero, Inc. 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 04/22/24	1,488,831	0.3
992,481	Wand NewCo 3, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000%), 02/05/26	980,075	0.2
795,000	Wheel Pros, LLC 2020 Term Loan, 6.250%, (US0001M + 5.250%), 11/06/27	784,400	0.1
		17,741,900	3.3

	Beverage & Tobacco: 0.4%
2,340,466	Sunshine Investments B.V. USD Term Loan B3, 3.471%, (US0003M + 3.250%), 03/28/25	2,331,689	0.4

	Brokers, Dealers & Investment Houses: 0.3%
1,949,673	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.647%, (US0001M + 2.500%), 08/27/25	1,856,089	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Building & Development: 3.6%
704,956	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0003M + 2.250%), 07/31/26	$705,838	0.1
2,710,000	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0006M + 4.000%), 10/19/27	2,713,388	0.5
3,108,450	Core & Main LP 2017 Term Loan B, 3.750%, (US0003M + 2.750%), 08/01/24	3,103,268	0.6
2,127,947	GYP Holdings III Corp. 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 06/01/25	2,122,628	0.4
1,848,000	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/23	1,851,849	0.3
2,269,373	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 4.147%, (US0001M + 4.000%), 05/30/25	2,220,202	0.4
146,364	LBM Acquisition LLC Delayed Draw Term Loan, 4.738%, (US0003M + 4.500%), 12/09/27	146,583	0.0
658,636	LBM Acquisition LLC Term Loan B, 4.738%, (US0003M + 4.500%), 12/09/27	659,624	0.1
230,000	LEB Holdings (USA), Inc Term Loan B, 4.750%, (US0003M + 4.000%), 11/02/27	231,006	0.1
2,295,682	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	2,303,334	0.4
775,000	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0003M + 5.500%), 11/09/26	769,187	0.2
1,746,009	Quikrete Holdings Inc Term Loan, 2.647%, (US0001M + 2.500%), 02/01/27	1,739,947	0.3
1,010,937	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/24	1,010,937	0.2
		19,577,791	3.6

	Business Equipment & Services: 11.6%
944,209	24-7 Intouch Inc 2018 Term Loan, 4.897%, (US0001M + 4.750%), 08/25/25	904,080	0.2
2,664,341	AlixPartners, LLP 2017 Term Loan B, 2.647%, (US0001M + 2.500%), 04/04/24	2,642,139	0.5
1,325,844	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0003M + 4.000%), 12/13/26	1,331,851	0.2
1,020,364	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	1,018,068	0.2
992,513	Asplundh Tree Expert, LLC Term Loan B, 2.647%, (US0001M + 2.500%), 09/07/27	996,766	0.2
2,289,834	Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0003M + 3.750%), 05/21/24	2,286,972	0.4
837,863	Cambium Learning Group, Inc. Term Loan B, 4.754%, (US0003M + 4.500%), 12/18/25	835,418	0.2
960,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/26	959,800	0.2
557,200	Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/27	558,454	0.1
2,404,875	Castle US Holding Corporation USD Term Loan B, 4.004%, (US0003M + 3.750%), 01/29/27	2,363,391	0.4
390,666	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/25	387,492	0.1
2,453,549	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/23	2,455,274	0.5
1,929,432	EVO Payments International LLC 2018 1st Lien Term Loan, 3.400%, (US0001M + 3.250%), 12/22/23	1,932,327	0.4
2,489,782	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 3.397%, (US0001M + 3.250%), 10/01/25	2,489,199	0.5
1,394,076	Flexential Intermediate Corporation 2nd Lien Term Loan, 7.482%, (US0003M + 7.250%), 08/01/25	882,799	0.2
1,875,721	GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/25	1,847,585	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
2,211,684	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.000%, (US0003M + 4.000%), 11/21/24	$2,211,224	0.4
1,060,000	Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0001M + 4.750%), 12/01/27	1,060,331	0.2
1,177,652	KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/25	1,123,480	0.2
230,000	Mermaid BidCo Inc USD Term Loan B, 8.238%, (US0003M + 8.000%), 12/10/27	230,575	0.0
1,390,000	Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	1,393,475	0.3
709,909	NeuStar, Inc. 2018 Term Loan B4, 4.500%, (US0003M + 3.500%), 08/08/24	688,966	0.1
592,025	Nielsen Finance LLC 2020 USD Term Loan B5, 4.750%, (US0001M + 3.750%), 06/04/25	597,945	0.1
2,463,064	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/25	2,460,601	0.5
2,766,725	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.397%, (US0001M + 3.250%), 05/01/25	2,740,441	0.5
3,012,832	Red Ventures, LLC 2020 Term Loan B2, 2.647%, (US0001M + 2.500%), 11/08/24	2,969,522	0.5
465,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.147%, (US0001M + 7.000%), 05/29/26	462,094	0.1
608,828	Renaissance Learning, Inc. 2018 Add On Term Loan, 3.396%, (US0001M + 3.250%), 05/30/25	599,822	0.1
1,971,240	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0003M + 5.500%), 12/20/24	1,946,600	0.4
843,625	Rockwood Service Corporation 2020 Term Loan, 4.397%, (US0001M + 4.250%), 01/23/27	844,152	0.2
253,269 (1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 10/29/27	253,585	0.0
941,731	Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	942,909	0.2
2,281,068	Solera Holdings, Inc. USD Term Loan B, 2.897%, (US0001M + 2.750%), 03/03/23	2,267,920	0.4
2,944,931	Staples, Inc. 7 Year Term Loan, 5.214%, (US0003M + 5.000%), 04/16/26	2,861,645	0.5
1,779,778	SurveyMonkey Inc. 2018 Term Loan B, 3.860%, (US0001W + 3.750%), 10/10/25	1,774,216	0.3
40,323 (1)	Therma Intermediate LLC, 2020 Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 12/10/27	40,339	0.0
209,677	Therma Intermediate LLC, 2020 Term Loan, 4.750%, (US0001M + 4.000%), 12/10/27	209,765	0.0
310,000	TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	311,937	0.1
2,721,261	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.224%, (US0003M + 4.000%), 08/20/25	2,639,623	0.5
2,439,201	Verra Mobility Corporation 2020 Term Loan B, 3.397%, (US0001M + 3.250%), 02/28/25	2,430,054	0.4
1,179,355	Verscend Holding Corp. 2018 Term Loan B, 4.647%, (US0001M + 4.500%), 08/27/25	1,181,124	0.2
505,000	Virtusa Coporation Term Loan B, 4.738%, (US0003M + 4.500%), 12/01/27	504,579	0.1
1,307,705	West Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/24	1,270,926	0.2
2,532,283	Yak Access, LLC 2018 1st Lien Term Loan B, 5.240%, (US0003M + 5.000%), 07/11/25	2,270,615	0.4
970,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 10.238%, (US0003M + 10.000%), 07/10/26	700,825	0.1
		62,880,905	11.6

	Cable & Satellite Television: 2.3%
2,882,925	Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/26	2,891,032	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Cable & Satellite Television: (continued)
1,179,765	Telesat Canada Term Loan B5, 2.900%, (US0001M + 2.750%), 12/07/26	$1,170,879	0.2
970,000	UPC Broadband Holding B.V. 2020 USD Term Loan AT, 2.409%, (US0001M + 2.250%), 04/30/28	961,815	0.2
955,000	UPC Broadband Holding B.V. 2020 USD Term Loan B1, 3.673%, (US0002M + 3.500%), 01/31/29	957,149	0.2
955,000	UPC Broadband Holding B.V. 2020 USD Term Loan B2, 3.677%, (US0002M + 3.500%), 01/31/29	957,149	0.2
2,998,077	Virgin Media Bristol LLC USD Term Loan N, 2.659%, (US0001M + 2.500%), 01/31/28	2,973,984	0.5
2,696,799	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/23	2,695,597	0.5
		12,607,605	2.3

	Chemicals & Plastics: 2.6%
1,511,786	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/24	1,508,124	0.3
1,194,875	Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.250%, (US0003M + 5.250%), 08/27/26	1,199,356	0.2
2,389,516	Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0003M + 4.250%), 08/01/25	2,407,438	0.4
394,013	Diamond (BC) B.V. 2020 USD Incremental Term Loan, 6.000%, (US0003M + 5.000%), 09/06/24	393,766	0.1
2,091,101	Diamond (BC) B.V. USD Term Loan, 3.214%, (US0003M + 3.000%), 09/06/24	2,064,636	0.4
500,000	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/25	503,437	0.1
1,037,337	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,030,530	0.2
1,200,052	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.900%, (US0001M + 4.750%), 10/15/25	1,185,052	0.2
310,000	Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/27	310,775	0.1
156,128	PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 02/07/27	156,362	0.0
2,310,613	Starfruit Finco B.V 2018 USD Term Loan B, 3.153%, (US0001M + 3.000%), 10/01/25	2,288,373	0.4
1,313,001	Tronox Finance LLC Term Loan B, 3.197%, (US0001M + 3.000%), 09/23/24	1,308,693	0.2
		14,356,542	2.6

	Communications: 0.3%
1,648,022	Avaya, Inc. 2018 Term Loan B, 4.409%, (US0001M + 4.250%), 12/15/24	1,654,614	0.3

	Conglomerates: 0.1%
433,333	Energizer Holdings, Inc. 2020 Incremental Term Loan, 2.488%, (US0003M + 2.250%), 12/16/27	434,236	0.1
366,667	Energizer Holdings, Inc. 2020 Term Loan, 2.488%, (US0003M + 2.250%), 12/16/27	367,430	0.0
		801,666	0.1

	Consumer, Cyclical: 0.2%
845,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/25/27	882,027	0.2

	Consumer, Non-cyclical: 0.4%
997,423	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.492%, (US0003M + 3.250%), 08/30/24	1,002,160	0.2
976,310	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.234%, (US0003M + 6.000%), 10/01/24	932,681	0.2
		1,934,841	0.4

	Containers & Glass Products: 3.5%
2,481	Berry Global, Inc. Term Loan Y, 2.149%, (US0001M + 2.000%), 07/01/26	2,473	0.0
1,917,840	BWAY Holding Company 2017 Term Loan B, 3.480%, (US0003M + 3.250%), 04/03/24	1,860,305	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products: (continued)
1,781,949	Charter NEX US, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/01/27	$1,793,271	0.3
991,384	Consolidated Container Company LLC 2017 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 05/22/24	991,260	0.2
1,630,926	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 12/29/23	1,626,266	0.3
2,665,714	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.225%, (US0003M + 3.000%), 06/29/25	2,641,723	0.5
1,528,271	Graham Packaging Company Inc. Term Loan, 4.500%, (US0001M + 3.750%), 08/04/27	1,534,957	0.3
1,695,000	Plastipak Packaging, Inc. 2018 Term Loan B, 2.650%, (US0001M + 2.500%), 10/14/24	1,686,525	0.3
603,488	Plaze, Inc. 2020 Incremental Term Loan, 5.250%, (US0001M + 4.250%), 08/03/26	601,225	0.1
1,000,000	Proampac PG Borrower LLC 2020 Term Loan, 5.000%, (US0003M + 4.000%), 11/03/25	999,375	0.2
2,200,000	Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.397%, (US0001M + 3.250%), 02/05/26	2,189,686	0.4
953,052	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.897%, (US0001M + 2.750%), 02/05/23	949,835	0.2
345,000	Tosca Services, LLC 2020 Term Loan B, 5.250%, (US0001M + 4.250%), 07/28/27	347,588	0.1
1,614,799	TricorBraun Hldgs Inc First Lien Term Loan, 4.753%, (US0001M + 3.750%), 11/30/23	1,610,258	0.3
		18,834,747	3.5

	Cosmetics/Toiletries: 0.6%
1,177,291	Anastasia Parent, LLC 2018 Term Loan B, 4.004%, (US0003M + 3.750%), 08/11/25	779,955	0.2
2,305,475	Wellness Merger Sub, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 06/30/24	2,294,910	0.4
		3,074,865	0.6

	Drugs: 0.5%
2,971,775	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.000%, (US0003M + 4.250%), 04/29/24	2,935,555	0.5

	Ecological Services & Equipment: 0.4%
1,959,429	GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0003M + 3.000%), 05/30/25	1,964,599	0.4

	Electronics/Electrical: 13.5%
18,462	Allegro Microsystems, Inc. Term Loan, 4.500%, (US0001M + 4.000%), 09/30/27	18,438	0.0
2,067,120	ASG Technologies Group, Inc. 2018 Term Loan, 4.500%, (US0001M + 3.500%), 07/31/24	2,014,150	0.4
1,974,946	Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/25	1,976,799	0.4
275,000	Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/28	278,437	0.1
3,127,326	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.397%, (US0001M + 4.250%), 10/02/25	3,121,071	0.6
1,207,143	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.146%, (US0001M + 4.000%), 04/18/25	1,199,598	0.2
1,324,613	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/26	1,324,613	0.2
380,000	Cloudera, Inc. Term Loan B, 3.250%, (US0001M + 2.500%), 12/17/27	380,950	0.1
1,443,106	Cohu, Inc. 2018 Term Loan B, 3.148%, (US0001M + 3.000%), 10/01/25	1,428,675	0.3
315,000	CommerceHub, Inc. 2020 Term Loan B, 4.238%, (US0003M + 4.000%), 12/02/27	315,394	0.1
1,159,285	Cornerstone OnDemand, Inc. Term Loan B, 4.394%, (US0001M + 4.250%), 04/22/27	1,168,463	0.2
995,000	Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0006M + 3.750%), 12/01/27	996,866	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,462,613	EagleView Technology Corporation 2018 Add On Term Loan B, 3.733%, (US0003M + 3.500%), 08/14/25	$1,444,787	0.3
1,048,125	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.397%, (US0001M + 4.250%), 06/26/25	1,017,336	0.2
1,800,488	Epicor Software Corporation 2020 Term Loan, 5.250%, (US0001M + 4.250%), 07/30/27	1,813,429	0.3
495,006	Go Daddy Operating Company, LLC 2020 Term Loan B3, 2.647%, (US0001M + 2.500%), 08/10/27	498,203	0.1
1,670,000	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 4.000%), 12/01/27	1,676,002	0.3
945,276	Helios Software Holdings, Inc. USD Term Loan, 4.519%, (US0006M + 4.250%), 10/24/25	942,322	0.2
2,909,772	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	2,918,842	0.5
1,994,576	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	1,999,562	0.4
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	1,338,072	0.2
2,349,756	Informatica LLC, 2020 USD Term Loan B, 3.397%, (US0001M + 3.250%), 02/25/27	2,338,007	0.4
1,505,000	LogMeIn, Inc. Term Loan B, 4.903%, (US0001M + 4.750%), 08/31/27	1,502,178	0.3
257,956	MA FinanceCo., LLC USD Term Loan B3, 2.897%, (US0001M + 2.750%), 06/21/24	254,893	0.0
2,644,374	McAfee, LLC 2018 USD Term Loan B, 3.898%, (US0001M + 3.750%), 09/30/24	2,648,230	0.5
2,212,013	MH Sub I, LLC 2017 1st Lien Term Loan, 3.647%, (US0001M + 3.500%), 09/13/24	2,188,051	0.4
2,540,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 7.647%, (US0001M + 7.500%), 09/15/25	2,551,113	0.5
146,780	Planview Parent, Inc. Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 12/17/27	147,056	0.0
628,220	Planview Parent, Inc. Term Loan, 4.238%, (US0003M + 4.000%), 12/17/27	629,398	0.1
2,204,959	Project Boost Purchaser, LLC 2019 Term Loan B, 3.647%, (US0001M + 3.500%), 06/01/26	2,184,746	0.4
2,288,300	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/23	2,279,719	0.4
735,111	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.464%, (US0003M + 4.250%), 05/16/25	724,084	0.1
2,000,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 05/18/26	1,906,666	0.4
2,705,221	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/23	2,706,350	0.5
1,010,000	Redstone Buyer LLC Term Loan, 6.000%, (US0002M + 5.000%), 09/01/27	1,016,313	0.2
1,385,516	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/22	1,338,755	0.2
685,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 11/27/26	649,038	0.1
1,558,072	Rocket Software, Inc. 2018 Term Loan, 4.397%, (US0001M + 4.250%), 11/28/25	1,546,630	0.3
380,000	Sabre GLBL Inc. 2020 Term Loan B, 4.238%, (US0003M + 4.000%), 12/10/27	381,425	0.1
1,742,044	Seattle Spinco, Inc. USD Term Loan B3, 2.897%, (US0001M + 2.750%), 06/21/24	1,721,357	0.3
3,110,335	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 02/05/24	2,983,977	0.5
1,898,546	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.724%, (US0003M + 3.500%), 05/16/25	1,870,859	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,064,650	Surf Holdings, LLC USD Term Loan, 3.726%, (US0003M + 3.500%), 03/05/27	$1,056,931	0.2
1,115,000	Tech Data Corporation ABL Term Loan, 3.645%, (US0001M + 3.500%), 06/30/25	1,124,756	0.2
58,004	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.220%, (US0003M + 5.000%), 05/29/26	40,204	0.0
1,145,115	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 2.500%, (US0003M + 1.500%), 02/28/25	1,133,092	0.2
867,825	Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 05/04/26	874,008	0.2
2,695,900	Ultimate Software Group Inc(The) Term Loan B, 3.897%, (US0001M + 3.750%), 05/04/26	2,698,596	0.5
1,406,475	Veritas US Inc. 2020 USD Term Loan B, 6.500%, (US0003M + 5.500%), 09/01/25	1,405,303	0.3
701,061	Web.com Group, Inc. 2018 2nd Lien Term Loan, 7.898%, (US0001M + 7.750%), 10/09/26	672,435	0.1
1,134,931	Web.com Group, Inc. 2018 Term Loan B, 3.898%, (US0001M + 3.750%), 10/10/25	1,121,099	0.2
1,639,250	Xperi Corporation 2020 Term Loan B, 4.147%, (US0001M + 4.000%), 06/01/25	1,644,987	0.3
		73,212,265	13.5

	Financial: 0.2%
1,313,709	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	1,315,351	0.2

	Financial Intermediaries: 2.0%
1,361,109	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 06/15/25	1,330,059	0.2
1,920,317	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.897%, (US0001M + 2.750%), 08/21/25	1,885,511	0.4
1,800,950	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0003M + 3.750%), 04/09/27	1,806,578	0.3
2,399,018	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 07/21/25	2,366,531	0.4
851,400	First Eagle Holdings, Inc. 2020 Term Loan B, 2.754%, (US0003M + 2.500%), 02/01/27	844,535	0.2
876,438	VFH Parent LLC 2019 Term Loan B, 3.153%, (US0003M + 3.000%), 03/01/26	877,863	0.2
1,610,725	Victory Capital Holdings, Inc. 2020 Term Loan B, 2.734%, (US0003M + 2.500%), 07/01/26	1,607,370	0.3
		10,718,447	2.0

	Food Products: 2.0%
1,000,000	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.652%, (US0001M + 3.500%), 10/01/25	999,375	0.2
1,276,181	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	1,282,363	0.2
1,357,888	B&G Foods, Inc. 2019 Term Loan B4, 2.647%, (US0001M + 2.500%), 10/10/26	1,358,980	0.3
2,715,000	IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 3.478%, (US0003M + 3.250%), 12/15/27	2,718,733	0.5
619,693	IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/25	615,588	0.1
970,000 (2),(3),(4)	NPC International, Inc. 2nd Lien Term Loan, 7.738%, (US0003M + 7.500%), 04/18/25	74,690	0.0
2,095,244	Sigma Bidco B.V. 2018 USD Term Loan B, 3.369%, (US0006M + 3.000%), 07/02/25	2,081,275	0.4
1,230,937	Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/27	1,234,344	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Food Products: (continued)
385,000	WOOF Holdings, Inc 1st Lien Term Loan, 4.500%, (US0012M + 3.750%), 12/16/27	$385,481	0.1
		10,750,829	2.0

	Food Service: 1.1%
400,571	Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, (US0003M + 4.250%), 04/07/25	364,520	0.1
2,546,924	Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/23	2,468,394	0.4
1,646,571	H Food Holdings LLC 2018 Term Loan B, 3.834%, (US0001M + 3.688%), 05/23/25	1,623,636	0.3
992,449	Tacala, LLC 1st Lien Term Loan, 4.500%, (US0001M + 3.750%), 02/05/27	986,762	0.2
375,000	Zaxbys Operating Company LLC 1st Lien Term Loan, 4.500%, (US0001M + 3.750%), 12/10/27	376,562	0.1
		5,819,874	1.1

	Food/Drug Retailers: 1.4%
2,165,176	EG Finco Limited 2018 USD Term Loan, 4.254%, (US0003M + 4.000%), 02/07/25	2,148,164	0.4
1,675,521	Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	1,474,458	0.3
1,307,578	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0002M + 7.000%), 04/01/24	1,309,213	0.2
1,520,750	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	1,516,948	0.3
1,121,572	United Natural Foods, Inc. Term Loan B, 4.397%, (US0001M + 4.250%), 10/22/25	1,117,054	0.2
		7,565,837	1.4

	Forest Products: 0.3%
1,762,688	LABL, Inc. 2019 USD Term Loan, 4.647%, (US0001M + 4.500%), 07/01/26	1,767,755	0.3

	Health Care: 6.6%
1,504,300	Accelerated Health Systems, LLC Term Loan B, 3.652%, (US0001M + 3.500%), 10/31/25	1,476,094	0.3
1,385,000	ADMI Corp. 2020 Incremental Term Loan, 4.238%, (US0003M + 4.000%), 12/15/27	1,388,809	0.3
1,194,344	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	1,156,522	0.2
250,000	Albany Molecular Research, Inc. 2020 Incremental Term Loan, 4.500%, (US0003M + 3.500%), 08/30/24	252,031	0.1
530,000	ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	530,662	0.1
1,760,984	Bausch Health Companies, Inc. 2018 Term Loan B, 3.148%, (US0001M + 3.000%), 06/02/25	1,756,307	0.3
137,595 (1)	Cano Health LLC Delayed Draw Term Loan, 4.988%, (US0003M + 4.750%), 11/19/27	137,194	0.0
377,405	Cano Health LLC Term Loan, 6.000%, (US0003M + 5.250%), 11/19/27	376,304	0.1
353	Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0003M + 2.500%), 03/01/24	352	0.0
1,194,000	Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/27	1,199,224	0.2
1,207,614	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/25	1,189,877	0.2
1,483,982	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 10/10/25	1,245,926	0.2
2,083,253	ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0003M + 3.250%), 07/27/23	2,085,532	0.4
2,846,739	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0003M + 4.250%), 03/14/25	2,823,831	0.5
2,888,471	GoodRx, Inc. 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 10/10/25	2,871,706	0.5
1,537,332	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/25	1,534,130	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
2,612,491	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/22	$2,613,471	0.5
1,185,988	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	1,183,146	0.2
601,017	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.398%, (US0001M + 3.250%), 06/30/25	593,665	0.1
1,770,000	Packaging Coordinators Midco, Inc. 2020 Term Loan, 4.500%, (US0003M + 3.750%), 09/25/27	1,774,425	0.3
54,118	Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.148%, (US0001M + 4.000%), 03/31/27	54,199	0.0
660,888	Pathway Vet Alliance LLC 2020 Term Loan, 4.146%, (US0001M + 4.000%), 03/31/27	661,879	0.1
1,844,388	Phoenix Guarantor Inc 2020 Term Loan B, 3.402%, (US0001M + 3.250%), 03/05/26	1,837,760	0.3
300,000	Pluto Acquisition I, Inc. 2020 Incremental Term Loan B, 5.238%, (US0003M + 5.000%), 06/22/26	301,125	0.1
250,000	PointClickCare Technologies, Inc. Term Loan B, 3.238%, (US0003M + 3.000%), 12/15/27	250,000	0.0
1,882,803	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.897%, (US0001M + 3.750%), 11/16/25	1,879,420	0.4
515,000	RxBenefits, Inc. 2020 Term Loan, 5.488%, (US0003M + 5.250%), 12/17/27	513,712	0.1
2,080,282	Select Medical Corporation 2017 Term Loan B, 2.530%, (US0003M + 2.250%), 03/06/25	2,068,581	0.4
1,413,807	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0003M + 4.500%), 12/11/26	1,421,052	0.3
515,000	Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0003M + 4.250%), 12/16/27	513,713	0.1
		35,690,649	6.6
	Home Furnishings: 0.3%
1,400,580	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250%), 09/23/26	1,405,482	0.3

	Industrial: 0.7%
2,848,210	Cornerstone Building Brands, Inc. 2018 Term Loan, 3.904%, (US0001M + 3.750%), 04/12/25	2,848,210	0.5
218,750	CP Atlas Buyer, Inc. 2020 Delayed Draw Term Loan B2, 5.250%, (US0003M + 4.500%), 11/23/27	219,433	0.1
656,250	CP Atlas Buyer, Inc. 2020 Term Loan B1, 5.250%, (US0003M + 4.500%), 11/23/27	658,301	0.1
		3,725,944	0.7

	Industrial Equipment: 2.5%
2,035,000	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	2,037,755	0.4
2,450,250	APi Group DE, Inc. Term Loan B, 2.647%, (US0001M + 2.500%), 10/01/26	2,445,656	0.5
1,395,019	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.909%, (US0003M + 3.750%), 11/17/25	1,359,054	0.2
1,955,312	Filtration Group Corporation 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 03/29/25	1,939,425	0.4
1,527,325	Gardner Denver, Inc. 2020 USD Term Loan B, 2.897%, (US0001M + 2.750%), 03/01/27	1,529,552	0.3
1,841,663	Granite Holdings US Acquisition Co. Term Loan B, 5.504%, (US0003M + 5.250%), 09/30/26	1,846,267	0.3
1,044,750	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	1,027,773	0.2
1,215,000	Vertical Midco GmbH USD Term Loan B, 4.570%, (US0006M + 4.250%), 07/30/27	1,222,119	0.2
		13,407,601	2.5

	Insurance: 5.8%
2,751,833	Acrisure, LLC 2020 Term Loan B, 3.647%, (US0001M + 3.500%), 02/15/27	2,709,867	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Insurance: (continued)
2,794,623	Alera Group Holdings, Inc. 2018 Term Loan B, 4.500%, (US0001M + 4.000%), 08/01/25	$2,770,170	0.5
1,106,842	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.397%, (US0001M + 3.250%), 05/09/25	1,089,393	0.2
2,378,775	Alliant Holdings Intermediate, LLC Term Loan B, 3.397%, (US0003M + 3.250%), 05/09/25	2,343,279	0.4
2,640,883	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/24	2,643,884	0.5
1,788,500	Aretec Group, Inc. 2018 Term Loan, 4.397%, (US0001M + 4.250%), 10/01/25	1,755,711	0.3
2,818,928	AssuredPartners, Inc. 2020 Term Loan B, 3.647%, (US0001M + 3.500%), 02/12/27	2,782,516	0.5
1,028,988	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	1,028,238	0.2
2,192,224	Hub International Limited 2018 Term Loan B, 2.982%, (US0003M + 2.750%), 04/25/25	2,155,852	0.4
2,730,868	NFP Corp. 2020 Term Loan, 3.397%, (US0001M + 3.250%), 02/15/27	2,676,819	0.5
294,531 (1)	OneDigital Borrower LLC 2020 Delayed Draw Term Loan, 5.250%, (US0003M + 4.500%), 11/16/27	295,636	0.1
1,590,469	OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/27	1,591,794	0.3
713,213	Ryan Specialty Group, LLC Term Loan, 4.000%, (US0001M + 3.250%), 09/01/27	713,213	0.1
3,737,101	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.397%, (US0001M + 3.250%), 12/31/25	3,684,938	0.7
2,262,610	USI, Inc. 2017 Repriced Term Loan, 3.254%, (US0003M + 3.000%), 05/16/24	2,234,092	0.4
960,300	USI, Inc. 2019 Incremental Term Loan B, 4.254%, (US0003M + 4.000%), 12/02/26	960,780	0.2
		31,436,182	5.8

	Leisure Good/Activities/Movies: 3.3%
346,095	24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 5.240%, (US0003M + 5.000%), 12/30/25	296,776	0.0
183,613	Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0001M + 4.500%), 08/01/26	185,296	0.0
723,020	AMC Entertainment Holdings Inc. 2019 Term Loan B, 2.238%, (US0003M + 2.000%), 04/22/26	468,278	0.1
440,000	Arches Buyer Inc. 2020 Term Loan, 4.500%, (US0001M + 4.000%), 12/06/27	440,982	0.1
1,511,213	Bombardier Recreational Products, Inc. 2020 Incremental Term Loan B2, 6.000%, (US0003M + 5.000%), 05/24/27	1,545,058	0.3
2,741,622	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 3.004%, (US0003M + 2.750%), 09/18/24	2,572,554	0.5
145,502	Crown Finance US, Inc. 2020 Term Loan B1, 7.238%, (US0003M + 7.000%), 05/23/24	174,117	0.0
1,058,485	Fitness International, LLC 2018 Term Loan B, 4.250%, (US0001M + 3.250%), 04/18/25	962,560	0.2
2,939,394	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.897%, (US0001M + 2.750%), 07/31/24	2,901,120	0.5
2,465,250	Playtika Holding Corp Term Loan B, 7.000%, (US0003M + 6.000%), 12/10/24	2,485,588	0.5
855,725	SRAM, LLC 2018 Term Loan B, 3.750%, (US0006M + 2.750%), 03/15/24	856,795	0.2
2,770,577	Thor Industries, Inc. USD Term Loan B, 3.938%, (US0003M + 3.750%), 02/01/26	2,772,885	0.5
1,617,000	WeddingWire, Inc. 1st Lien Term Loan, 4.713%, (US0003M + 4.500%), 12/19/25	1,582,639	0.3
600,000	WeddingWire, Inc. 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 12/21/26	564,000	0.1
		17,808,648	3.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Lodging & Casinos: 3.2%
1,119,375	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	$1,128,470	0.2
2,471,069	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.897%, (US0001M + 2.750%), 12/23/24	2,429,540	0.4
3,321,675	Caesars Resort Collection, LLC 2020 Term Loan B1, 4.647%, (US0001M + 4.500%), 07/21/25	3,331,849	0.6
2,519,656	Everi Payments Inc. Term Loan B, 3.750%, (US0001M + 2.750%), 05/09/24	2,497,805	0.5
2,031,250	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	1,991,895	0.4
1,881,950	PCI Gaming Authority Term Loan, 2.647%, (US0001M + 2.500%), 05/29/26	1,865,189	0.3
2,640,338	Scientific Games International, Inc. 2018 Term Loan B5, 2.897%, (US0001M + 2.750%), 08/14/24	2,585,881	0.5
1,438,337	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.751%, (US0003M + 3.500%), 07/10/25	1,445,030	0.3
		17,275,659	3.2

	Nonferrous Metals/Minerals: 0.8%
2,642,311 (2),(4)	Covia Holdings Corporation Term Loan, 0.238%, (US0003M + –%), 06/01/25	2,276,792	0.4
2,465,700	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	2,170,844	0.4
		4,447,636	0.8

	Oil & Gas: 1.0%
2,670,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 7.750%, (US0001M + 6.750%), 10/29/25	2,466,413	0.5
1,399,069	Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	739,174	0.1
954,712	HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	474,174	0.1
1,514,382	Lower Cadence Holdings LLC Term Loan B, 4.148%, (US0001M + 4.000%), 05/22/26	1,480,308	0.3
		5,160,069	1.0

	Publishing: 0.4%
834,163	Alchemy Copyrights, LLC Term Loan B, 4.000%, (US0003M + 3.250%), 08/16/27	840,419	0.1
1,492,500	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	1,507,425	0.3
		2,347,844	0.4

	Radio & Television: 4.2%
2,656,375	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.714%, (US0003M + 3.500%), 08/21/26	2,562,849	0.5
1,080,423	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	1,065,297	0.2
2,819,288	Diamond Sports Group, LLC Term Loan, 3.400%, (US0001M + 3.250%), 08/24/26	2,523,263	0.5
3,325,598	Entercom Media Corp. 2019 Term Loan, 2.648%, (US0001M + 2.500%), 11/18/24	3,250,253	0.6
1,711,775	iHeartCommunications, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000%), 05/01/26	1,686,812	0.3
2,529,829	NASCAR Holdings, Inc Term Loan B, 2.897%, (US0001M + 2.750%), 10/19/26	2,523,279	0.5
1,860,946	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.905%, (US0003M + 2.750%), 09/18/26	1,851,900	0.3
1,984,871	Sinclair Television Group Inc. Term Loan B2B, 2.650%, (US0001M + 2.500%), 09/30/26	1,968,744	0.4
2,690,870	Terrier Media Buyer, Inc. Term Loan B, 4.397%, (US0001M + 4.250%), 12/17/26	2,694,982	0.5
1,374,744	Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/15/26	1,377,690	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Radio & Television: (continued)
1,319,583	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	$1,312,985	0.2
		22,818,054	4.2

	Retailers (Except Food & Drug): 2.7%
3,422,559	Bass Pro Group, LLC Term Loan B, 5.750%, (US0001M + 5.000%), 09/25/24	3,437,800	0.6
1,888,489	Belk, Inc. 2019 Term Loan B, 7.750%, (US0003M + 6.750%), 07/31/25	672,774	0.1
1,615,000	CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0006M + 3.750%), 11/08/27	1,617,739	0.3
3,795,000	Harbor Freight Tools USA, Inc. 2020 Term Loan B, 4.000%, (US0001M + 3.250%), 10/19/27	3,799,015	0.7
2,643,142	Leslies Poolmart, Inc. 2016 Term Loan, 3.647%, (US0001M + 3.500%), 08/16/23	2,645,069	0.5
608,909	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0003M + 8.000%), 12/01/25	517,572	0.1
210,788	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/25	198,141	0.0
2,087,370	Petco Animal Supplies, Inc. 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 01/26/23	2,011,413	0.4
		14,899,523	2.7

	Surface Transport: 1.3%
2,693,399	Navistar International Corporation 2017 1st Lien Term Loan B, 3.660%, (US0001M + 3.500%), 11/06/24	2,695,082	0.5
2,240,442	PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/24	2,244,643	0.4
2,148,866	Savage Enterprises LLC 2020 Term Loan B, 3.150%, (US0001M + 3.000%), 08/01/25	2,142,343	0.4
182,941	XPO Logistics, Inc. 2019 Term Loan B1, 2.658%, (US0001M + 2.500%), 02/24/25	183,181	0.0
		7,265,249	1.3
	Technology: 0.5%
2,255,078	Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	2,214,076	0.4
520,000	Weld North Education, LLC 2020 Term Loan B, 4.238%, (US0003M + 4.000%), 12/03/27	519,783	0.1
		2,733,859	0.5

	Telecommunications: 6.7%
1,910,306	Altice Financing SA 2017 USD Term Loan B, 2.909%, (US0001M + 2.750%), 07/15/25	1,873,095	0.3
1,910,900	Altice Financing SA USD 2017 1st Lien Term Loan, 2.897%, (US0001M + 2.750%), 01/31/26	1,872,682	0.3
1,640,500	Altice France S.A. USD Term Loan B11, 2.897%, (US0001M + 2.750%), 07/31/25	1,610,253	0.3
2,303,491	Altice France S.A. USD Term Loan B12, 3.846%, (US0001M + 3.688%), 01/31/26	2,289,094	0.4
3,381,818	Asurion LLC 2017 2nd Lien Term Loan, 6.647%, (US0001M + 6.500%), 08/04/25	3,411,409	0.6
2,957,543	Asurion LLC 2018 Term Loan B7, 3.147%, (US0001M + 3.000%), 11/03/24	2,939,981	0.5
2,047,235	Avaya, Inc. 2020 Term Loan B, 4.409%, (US0001M + 4.250%), 12/15/27	2,051,329	0.4
824,445	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0003M + 3.250%), 09/15/27	824,445	0.2
1,360,000	CCI Buyer, Inc. Term Loan, 4.238%, (US0003M + 4.000%), 12/10/27	1,363,612	0.3
1,069,063	CenturyLink, Inc. 2020 Term Loan B, 2.397%, (US0001M + 2.250%), 03/15/27	1,058,150	0.2
2,804,425	CommScope, Inc. 2019 Term Loan B, 3.397%, (US0001M + 3.250%), 04/06/26	2,791,906	0.5
2,422,825	Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/26	2,436,453	0.5
1,216,950	Consolidated Communications, Inc. 2020 Term Loan B, 5.750%, (US0001M + 4.750%), 10/02/27	1,224,487	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Telecommunications: (continued)
250,000	Eagle Broadband Investments LLC Term Loan, 3.750%, (US0003M + 3.000%), 11/12/27	$250,104	0.1
2,769,555	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.397%, (US0001M + 4.250%), 11/29/25	2,572,224	0.5
2,225,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.397%, (US0001M + 8.250%), 11/29/26	1,561,209	0.3
1,826,200	Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/26	1,838,041	0.3
768,075	Northwest Fiber, LLC Term Loan B, 5.653%, (US0001M + 5.500%), 05/21/27	771,555	0.1
2,477,299	Zayo Group Holdings, Inc. USD Term Loan, 3.147%, (US0001M + 3.000%), 03/09/27	2,465,474	0.5
940,000	Ziggo Financing Partnership USD Term Loan I, 2.659%, (US0001M + 2.500%), 04/30/28	933,538	0.2
		36,139,041	6.7

	Utilities: 1.0%
2,147,639	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	2,108,041	0.4
1,943,653	Sabre Industries, Inc. 2019 Term Loan B, 3.398%, (US0001M + 3.250%), 04/15/26	1,938,794	0.3
1,600,950	Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	1,499,557	0.3
		5,546,392	1.0

	Total Loans (Cost $514,304,065)	508,696,819	93.8

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.6%
545,956 (5)	24 Hour Fitness Worldwide, Inc. - Preferred	$1,228,401	0.2
408,271 (5)	24 Hour Fitness Worldwide, Inc.	884,723	0.2
50,201 (5)	Cineworld Group PLC	15,103	0.0
69,381 (5)	Cumulus Media, Inc. Class-A	605,002	0.1
3,799 (5)	Harvey Gulf International Marine LLC	950	0.0
8,527 (5)	Harvey Gulf International Marine LLC - Warrants	2,132	0.0
7,471 (5)	iQor	82,928	0.0
102,480 (5)	Longview Power LLC	153,720	0.1
11,573 (5)	Mens Wearhouse, Inc.	43,399	0.0
88,701 (5),(6)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856 (5)	The Oneida Group (formerly EveryWare Global, Inc.)	1,286	0.0
	Total Equities and Other Assets (Cost $3,977,604)	3,017,644	0.6

	Total Long-Term Investments (Cost $518,281,669)	511,714,463	94.4

SHORT-TERM INVESTMENTS: 6.8%
	Mutual Funds: 6.8%
36,995,037 (7)	State Street Institutional Liquid Reserves Fund - Premier Class, 0.100% (Cost $37,002,436)	37,002,436	6.8

	Total Short-Term Investments (Cost $37,002,436)	37,002,436	6.8

	Total Investments (Cost $555,284,105)	$548,716,899	101.2
	Liabilities in Excess of Other Assets	(6,272,968)	(1.2)
	Net Assets	$542,443,931	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(3)	Loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(4)	The borrower has filed for protection in federal bankruptcy court.
(5)	Non-income producing security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Rate shown is the 7-day yield as of December 31, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Loans	$–	$508,696,819	$–	$508,696,819
Equities and Other Assets	605,002	2,412,642	–	3,017,644
Short-Term Investments	37,002,436	–	–	37,002,436
Total Investments, at fair value	$37,607,438	$511,109,461	$–	$548,716,899

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $556,072,399.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,805,152
Gross Unrealized Depreciation	(12,160,652)
Net Unrealized Depreciation	$(7,355,500)